Investment in Securities	6 Months Ended
Dec. 31, 2025
Investment in Securities [Abstract]
INVESTMENT IN SECURITIES

4. INVESTMENT IN SECURITIES

	As of December 31, 2025	As of June 30, 2025
Beginning balance	$-	$-
Acquisition of securities	10,000,000	-
Decrease in fair value	(8,377,193)	-
Ending balance	$1,622,807	$-

In August 2025, the Company exchanged its prepayment for purchase 10% equity interest in China Alia for 877,193 shares of Smart Digital Group Limited (“SDM”), a company traded on NASDAQ.